Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets and liabilities [Abstract]
Net operating loss carryforwards	$ 241,803
Less: valuation allowance	(241,803)
Deferred tax asset (liability)